AMOUNTS RECEIVABLES	3 Months Ended
Mar. 31, 2023
AMOUNTS RECEIVABLES

NOTE 4 – AMOUNTS RECEIVABLES

	March 31, 2023	December 31, 2022
Trades receivable	$130,281	$136,274
Income tax advances	6,129	90,528
Due from shareholders	975	1,002
	$137,385	$227,804

BYND CANNASOFT ENTERPRISES INC.

Notes to the Condensed Consolidated Interim Financial Statements

For the three months ended March 31, 2023

(Expressed in Canadian dollars)

(Unaudited)